Summary of Significant Accounting Policies - Additional Information (Details)		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Renminbi ("RMB") to per one U.S. dollar exchange rate					6.9618	6.9618
Valuation allowance for loan receivables					¥ 0			¥ 0		¥ 0
Goodwill impairment charge | $		$ 0	$ 0	$ 0
Accumulated deficit					(1,991,220,000)	$ (286,021,000)		(1,469,303,000)
Refund liability after the trial period	[1]				137,510,000			92,960,000
Remaining performance obligations, amount					175,486,000
Tutoring services and test preparation services maximum amortization period		1 year
Revenue, remaining performance obligation, expected timing of unsatisfaction, maximum period		1 year
Small scale VAT payer, VAT rate		3.00%
General VAT payer, VAT rate		6.00%
Aggregate Amounts Denominated in RMB					281,450,000			¥ 279,162,000
Operating lease, right-of-use asset					¥ 1,045,941,000	150,240,000
Study-abroad test preparation services
Summary Of Significant Accounting Policies [Line Items]
Refund liability after the trial period | $						$ 0
Nonacademic Educational Programs and Services
Summary Of Significant Accounting Policies [Line Items]
Small scale VAT payer, VAT rate		3.00%
Topic 606 | Cumulative Impact of Adopting Topic 606
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit									¥ 48,316,000
Topic 842
Summary Of Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset							¥ 1,045,941,000
Operating lease, liabilities							¥ 970,382,000

[1]	Refund liabilities represented estimated amounts of service fee collected that may be subject to refund to the customers related to K-12 tutoring services and study abroad tutoring services.